NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Current	$ 41,828	$ 31,244
Non-current	145,716	120,937
Total	$ 187,544	$ 152,181